FHLB Advances	12 Months Ended
Dec. 31, 2017
FHLB Advances [Abstract]
FHLB Advances

NOTE 10 –FHLB ADVANCES

Fixed Rate Advances from the FHLB were as follows:

	Weighted
	Average Rate	December 31, 2017	December 31, 2016
Fixed Rate Advances
Maturities:
2017	-	$-	$2,500
2018	-	-	-
2019	1.62%	3,500	3,500
2020	1.98%	4,500	3,500
2021	2.32%	4,000	4,000
2022	2.05%	1,500	-
Total		$13,500	$13,500

Each advance is payable at its maturity date, with a prepayment penalty for fixed-rate advances.

The advances were collateralized as follows:

	December 31, 2017	December 31, 2016
Single-family mortgage loans	$49,616	$38,342
Multi-family mortgage loans	15,125	14,854
Commercial real estate loans (1-4 family)	5,348	2,793
Home equity lines of credit	7,061	-
Securities	4,641	2,327
Cash	3,300	3,300
Total	$85,091	$61,616

Based on the collateral pledged to the FHLB and CFBank’s holdings of FHLB stock, CFBank was eligible to borrow up to a total of $65,003 from the FHLB at December 31, 2017.

Payments due to the FHLB over the next five years are as follows:

December 31, 2017
2018	$-
2019	3,500
2020	4,500
2021	4,000
2022	1,500
$13,500